Disclosure of information on segments - Disaggregated revenue information (Details) - USD ($)		12 Months Ended
	Sep. 05, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	$ 21.0	$ 806,300,000	$ 961,370,000	$ 673,597,000
Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		5,052,000	80,407,000	91,007,000
Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		134,158,000	57,227,000	31,663,000
Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		50,652,000	182,061,000	143,233,000
Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		152,537,000	89,474,000	77,907,000
Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		385,731,000	468,238,000	251,814,000
La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		51,558,000	39,256,000	33,024,000
Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		52,433,000	53,083,000	48,254,000
Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		17,207,000	15,651,000	14,753,000
Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		1,381,000	15,928,000	18,638,000
Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		421,000	551,000	607,000
Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		53,347,000	60,830,000	51,671,000
Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(98,177,000)	(101,336,000)	(88,974,000)
Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		904,477,000	1,062,706,000	762,571,000
Metal and concentrates sales [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		782,697,000	924,390,000	634,674,000
Metal and concentrates sales [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		5,052,000	80,407,000	91,007,000
Metal and concentrates sales [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		134,158,000	57,227,000	31,663,000
Metal and concentrates sales [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		50,652,000	182,061,000	143,233,000
Metal and concentrates sales [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		152,537,000	89,474,000	77,907,000
Metal and concentrates sales [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		385,731,000	468,238,000	251,814,000
Metal and concentrates sales [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		51,558,000	39,256,000	33,024,000
Metal and concentrates sales [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		53,347,000	46,954,000	36,336,000
Metal and concentrates sales [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(50,338,000)	(39,227,000)	(30,310,000)
Metal and concentrates sales [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		833,035,000	963,617,000	664,984,000
Metal and concentrates sales [Member] | Asia [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		36,796,000	23,637,000	39,110,000
Metal and concentrates sales [Member] | Asia [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	234,000	2,427,000
Metal and concentrates sales [Member] | Asia [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		4,503,000	0	1,350,000
Metal and concentrates sales [Member] | Asia [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		32,293,000	23,403,000	35,333,000
Metal and concentrates sales [Member] | Asia [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		36,796,000	23,637,000	39,110,000
Metal and concentrates sales [Member] | Europe [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		33,412,000	51,803,000	42,210,000
Metal and concentrates sales [Member] | Europe [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		2,319,000	10,795,000	11,503,000
Metal and concentrates sales [Member] | Europe [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	14,196,000	28,425,000
Metal and concentrates sales [Member] | Europe [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		25,000	830,000	552,000
Metal and concentrates sales [Member] | Europe [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		2,000	0	0
Metal and concentrates sales [Member] | Europe [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		31,066,000	24,737,000	0
Metal and concentrates sales [Member] | Europe [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	1,245,000	1,730,000
Metal and concentrates sales [Member] | Europe [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		33,412,000	51,803,000	42,210,000
Metal and concentrates sales [Member] | Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		533,765,000	702,962,000	389,854,000
Metal and concentrates sales [Member] | Peru [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		2,733,000	69,378,000	77,077,000
Metal and concentrates sales [Member] | Peru [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		20,475,000	43,031,000	3,238,000
Metal and concentrates sales [Member] | Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		46,124,000	161,629,000	81,058,000
Metal and concentrates sales [Member] | Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		140,593,000	6,794,000	7,097,000
Metal and concentrates sales [Member] | Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		322,372,000	420,098,000	216,481,000
Metal and concentrates sales [Member] | Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		51,558,000	39,254,000	32,886,000
Metal and concentrates sales [Member] | Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		248,000	2,005,000	2,327,000
Metal and concentrates sales [Member] | Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(50,338,000)	(39,227,000)	(30,310,000)
Metal and concentrates sales [Member] | Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		548,103,000	742,189,000	420,164,000
Metal and concentrates sales [Member] | Central America
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		178,724,000	145,988,000	163,500,000
Metal and concentrates sales [Member] | Central America | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Central America | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		113,683,000	0	0
Metal and concentrates sales [Member] | Central America | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	19,602,000	60,273,000
Metal and concentrates sales [Member] | Central America | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		11,942,000	82,680,000	70,810,000
Metal and concentrates sales [Member] | Central America | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Central America | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	2,000	138,000
Metal and concentrates sales [Member] | Central America | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Central America | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Central America | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Central America | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Central America | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		53,099,000	43,704,000	32,279,000
Metal and concentrates sales [Member] | Central America | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Metal and concentrates sales [Member] | Central America | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		178,724,000	145,988,000	163,500,000
Sales By Customers [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		782,697,000	924,390,000	634,674,000
Sales By Customers [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		782,697,000	924,390,000	634,674,000
Sales By Customers [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		5,052,000	80,407,000	91,007,000
Sales By Customers [Member] | Uchucchacua | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		5,052,000	80,407,000	91,007,000
Sales By Customers [Member] | Uchucchacua | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		134,158,000	57,227,000	31,663,000
Sales By Customers [Member] | Orcopampa | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		134,158,000	57,227,000	31,663,000
Sales By Customers [Member] | Orcopampa | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		50,652,000	182,061,000	143,233,000
Sales By Customers [Member] | Julcani [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		50,652,000	182,061,000	143,233,000
Sales By Customers [Member] | Julcani [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		152,537,000	89,474,000	77,907,000
Sales By Customers [Member] | Tambomayo [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		152,537,000	89,474,000	77,907,000
Sales By Customers [Member] | Tambomayo [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		385,731,000	468,238,000	251,814,000
Sales By Customers [Member] | Colquijirca [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		385,731,000	468,238,000	251,974,000
Sales By Customers [Member] | Colquijirca [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	160,000
Sales By Customers [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		51,558,000	39,256,000	33,024,000
Sales By Customers [Member] | La Zanja [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		1,220,000	29,000	2,554,000
Sales By Customers [Member] | La Zanja [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(50,338,000)	(39,227,000)	(30,470,000)
Sales By Customers [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Energy generation and transmission [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Energy generation and transmission [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Insurance brokerage [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Insurance brokerage [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Rental of mining concessions [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Rental of mining concessions [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Holding of investment in shares [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Holding of investment in shares [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		53,347,000	46,954,000	36,336,000
Sales By Customers [Member] | Industrial activities [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		53,347,000	46,954,000	36,336,000
Sales By Customers [Member] | Industrial activities [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(50,338,000)	(39,227,000)	(30,310,000)
Sales By Customers [Member] | Adjustments and eliminations [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Sales By Customers [Member] | Adjustments and eliminations [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(50,338,000)	(39,227,000)	(30,310,000)
Sales By Customers [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		833,035,000	963,617,000	664,984,000
Sales By Customers [Member] | Reportable segments [member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		782,697,000	924,390,000	634,674,000
Sales By Customers [Member] | Reportable segments [member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(50,338,000)	(39,227,000)	(30,310,000)
Services [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		22,222,000	21,052,000	20,285,000
Revenue From Contract With Customers Net				20,285,000
Services [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		22,222,000	21,052,000	20,285,000
Services [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Revenue From Contract With Customers Net				0
Services [Member] | Uchucchacua | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Uchucchacua | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Revenue From Contract With Customers Net				0
Services [Member] | Orcopampa | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Orcopampa | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Revenue From Contract With Customers Net				0
Services [Member] | Julcani [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Julcani [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Revenue From Contract With Customers Net				0
Services [Member] | Tambomayo [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Tambomayo [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Revenue From Contract With Customers Net				0
Services [Member] | Colquijirca [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Colquijirca [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Revenue From Contract With Customers Net				0
Services [Member] | La Zanja [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | La Zanja [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		52,433,000	53,083,000	48,254,000
Revenue From Contract With Customers Net				48,254,000
Services [Member] | Energy generation and transmission [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		5,015,000	5,401,000	5,532,000
Services [Member] | Energy generation and transmission [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(47,418,000)	(47,682,000)	(42,722,000)
Services [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		17,207,000	15,651,000	14,753,000
Revenue From Contract With Customers Net				14,753,000
Services [Member] | Insurance brokerage [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		17,207,000	15,651,000	14,753,000
Services [Member] | Insurance brokerage [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Revenue From Contract With Customers Net				0
Services [Member] | Rental of mining concessions [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Rental of mining concessions [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		421,000	551,000	607,000
Revenue From Contract With Customers Net				607,000
Services [Member] | Holding of investment in shares [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Holding of investment in shares [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(421,000)	(551,000)	(607,000)
Services [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	13,876,000	15,335,000
Revenue From Contract With Customers Net				15,335,000
Services [Member] | Industrial activities [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Industrial activities [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	(13,876,000)	(15,335,000)
Services [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(47,839,000)	(62,109,000)	(58,664,000)
Revenue From Contract With Customers Net				(58,664,000)
Services [Member] | Adjustments and eliminations [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Adjustments and eliminations [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(47,839,000)	(62,109,000)	(58,664,000)
Services [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		70,061,000	83,161,000	78,949,000
Revenue From Contract With Customers Net				78,949,000
Services [Member] | Reportable segments [member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		22,222,000	21,052,000	20,285,000
Services [Member] | Reportable segments [member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(47,839,000)	(62,109,000)	(58,664,000)
Services [Member] | Europe [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	20,000	20,000
Services [Member] | Europe [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Europe [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Europe [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Europe [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Europe [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Europe [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Europe [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Europe [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	20,000	20,000
Services [Member] | Europe [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Europe [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Europe [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Europe [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Europe [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	20,000	20,000
Services [Member] | Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		20,936,000	20,936,000	20,173,000
Services [Member] | Peru [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Peru [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		52,433,000	53,083,000	48,254,000
Services [Member] | Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		17,080,000	15,535,000	14,641,000
Services [Member] | Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		421,000	551,000	607,000
Services [Member] | Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	13,876,000	15,335,000
Services [Member] | Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(62,109,000)	(62,109,000)	(58,664,000)
Services [Member] | Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		69,934,000	83,045,000	78,837,000
Services [Member] | Central America
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		127,000	96,000	92,000
Services [Member] | Central America | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Central America | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Central America | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Central America | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Central America | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Central America | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Central America | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Central America | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		127,000	96,000	92,000
Services [Member] | Central America | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Central America | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Central America | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Central America | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Services [Member] | Central America | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		127,000	96,000	92,000
Royalties [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		806,300,000	961,370,000	673,597,000
Revenue From Contract With Customers Net				673,597,000
Royalties [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		1,381,000	15,928,000	18,638,000
Royalties [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		5,052,000	80,407,000	91,007,000
Revenue From Contract With Customers Net				91,007,000
Royalties [Member] | Uchucchacua | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		134,158,000	57,227,000	31,663,000
Revenue From Contract With Customers Net				31,663,000
Royalties [Member] | Orcopampa | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		50,652,000	182,061,000	143,233,000
Revenue From Contract With Customers Net				143,233,000
Royalties [Member] | Julcani [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		152,537,000	89,474,000	77,907,000
Revenue From Contract With Customers Net				77,907,000
Royalties [Member] | Tambomayo [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		385,731,000	468,238,000	251,814,000
Revenue From Contract With Customers Net				251,814,000
Royalties [Member] | Colquijirca [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		51,558,000	39,256,000	33,024,000
Revenue From Contract With Customers Net				33,024,000
Royalties [Member] | La Zanja [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		52,433,000	53,083,000	48,254,000
Revenue From Contract With Customers Net				48,254,000
Royalties [Member] | Energy generation and transmission [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		17,207,000	15,651,000	14,753,000
Revenue From Contract With Customers Net				14,753,000
Royalties [Member] | Insurance brokerage [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		1,381,000	15,928,000	18,638,000
Revenue From Contract With Customers Net				18,638,000
Royalties [Member] | Rental of mining concessions [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		1,381,000	15,928,000	18,638,000
Royalties [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		421,000	551,000	607,000
Revenue From Contract With Customers Net				607,000
Royalties [Member] | Holding of investment in shares [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		53,347,000	60,830,000	51,671,000
Revenue From Contract With Customers Net				51,671,000
Royalties [Member] | Industrial activities [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(98,177,000)	(101,336,000)	(88,974,000)
Revenue From Contract With Customers Net				(88,974,000)
Royalties [Member] | Adjustments and eliminations [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		904,477,000	1,062,706,000	762,571,000
Revenue From Contract With Customers Net				762,571,000
Royalties [Member] | Reportable segments [member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		1,381,000	15,928,000	18,638,000
Royalties [Member] | Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		1,381,000	15,928,000	18,638,000
Royalties [Member] | Peru [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Peru [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		1,381,000	15,928,000	18,638,000
Royalties [Member] | Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties [Member] | Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		1,381,000	15,928,000	18,638,000
Ifrs Gold [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		299,747,000	262,676,000	229,590,000
Ifrs Gold [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	19,000	14,000
Ifrs Gold [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		134,200,000	371,000	14,000
Ifrs Gold [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		28,000	112,182,000	105,359,000
Ifrs Gold [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		84,003,000	89,426,000	77,964,000
Ifrs Gold [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		29,326,000	21,570,000	13,667,000
Ifrs Gold [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		51,908,000	38,854,000	32,672,000
Ifrs Gold [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Ifrs Gold [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Ifrs Gold [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Ifrs Gold [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Ifrs Gold [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		50,888,000	39,103,000	30,023,000
Ifrs Gold [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		(50,606,000)	(38,849,000)	(30,123,000)
Ifrs Gold [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		350,353,000	301,525,000	259,713,000
Silver [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		157,923,000	316,930,000	230,498,000
Silver [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		8,363,000	86,988,000	97,903,000
Silver [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		755,000	60,596,000	33,631,000
Silver [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		51,232,000	38,978,000	32,766,000
Silver [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		32,269,000	358,000	185,000
Silver [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		62,951,000	126,979,000	63,312,000
Silver [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		2,218,000	2,504,000	2,241,000
Silver [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Silver [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Silver [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Silver [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Silver [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		2,245,000	2,986,000	2,337,000
Silver [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		(2,110,000)	(2,459,000)	(1,877,000)
Silver [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		160,033,000	319,389,000	232,375,000
Copper [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		367,278,000	340,522,000	181,311,000
Copper [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Copper [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	140,000	48,000
Copper [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		516,000	0	0
Copper [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Copper [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		366,762,000	340,382,000	181,007,000
Copper [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Copper [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Copper [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Copper [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Copper [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Copper [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Copper [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	256,000
Copper [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		367,278,000	340,522,000	181,055,000
Zinc [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		107,486,000	143,580,000	120,546,000
Zinc [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		400,000	15,214,000	8,356,000
Zinc [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Zinc [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	32,001,000	9,513,000
Zinc [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		40,087,000	0	0
Zinc [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		66,999,000	96,365,000	102,677,000
Zinc [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Zinc [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Zinc [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Zinc [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Zinc [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Zinc [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Zinc [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Zinc [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		107,486,000	143,580,000	120,546,000
Lead [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		32,951,000	51,907,000	48,426,000
Lead [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		(55,000)	9,300,000	6,760,000
Lead [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	828,000	529,000
Lead [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		856,000	19,483,000	10,688,000
Lead [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		19,616,000	0	0
Lead [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		12,534,000	22,296,000	30,449,000
Lead [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Lead [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Lead [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Lead [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Lead [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Lead [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Lead [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Lead [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		32,951,000	51,907,000	48,426,000
Manganese sulfate [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		361,000	4,976,000	4,051,000
Manganese sulfate [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Manganese sulfate [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Manganese sulfate [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Manganese sulfate [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Manganese sulfate [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Manganese sulfate [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Manganese sulfate [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Manganese sulfate [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Manganese sulfate [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Manganese sulfate [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Manganese sulfate [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		361,000	4,976,000	4,051,000
Manganese sulfate [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Manganese sulfate [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		361,000	4,976,000	4,051,000
Antimony [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		28,000
Antimony [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Antimony [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Antimony [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		28,000
Antimony [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Antimony [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Antimony [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Antimony [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Antimony [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Antimony [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Antimony [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Antimony [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Antimony [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Antimony [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		28,000
Metal and Concentrates Sales Before Commercial Deductions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		965,774,000	1,120,591,000	814,422,000
Metal and Concentrates Sales Before Commercial Deductions [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		8,708,000	111,521,000	113,033,000
Metal and Concentrates Sales Before Commercial Deductions [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		134,955,000	61,935,000	34,222,000
Metal and Concentrates Sales Before Commercial Deductions [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		52,660,000	202,644,000	158,326,000
Metal and Concentrates Sales Before Commercial Deductions [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		175,975,000	89,784,000	78,149,000
Metal and Concentrates Sales Before Commercial Deductions [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		538,572,000	607,592,000	391,112,000
Metal and Concentrates Sales Before Commercial Deductions [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		54,126,000	41,358,000	34,913,000
Metal and Concentrates Sales Before Commercial Deductions [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0	0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		53,494,000	47,065,000	36,411,000
Metal and Concentrates Sales Before Commercial Deductions [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		(52,716,000)	(41,308,000)	(31,744,000)
Metal and Concentrates Sales Before Commercial Deductions [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		1,018,490,000	1,161,899,000	846,166,000
Commercial deductions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		183,077,000	196,201,000	179,748,000
Commercial deductions [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		(3,656,000)	(31,114,000)	(22,026,000)
Commercial deductions [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		(797,000)	(4,708,000)	(2,559,000)
Commercial deductions [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		(2,008,000)	(20,583,000)	(15,093,000)
Commercial deductions [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		(23,438,000)	(310,000)	(242,000)
Commercial deductions [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		(152,841,000)	(139,354,000)	(139,298,000)
Commercial deductions [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		(2,568,000)	(2,102,000)	(1,889,000)
Commercial deductions [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		0	0	0
Commercial deductions [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		0	0	0
Commercial deductions [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		0	0	0
Commercial deductions [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		0	0	0
Commercial deductions [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		(147,000)	(111,000)	(75,000)
Commercial deductions [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		2,378,000	2,081,000	1,434,000
Commercial deductions [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		(185,455,000)	(198,282,000)	(181,182,000)
Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		782,697,000	924,390,000	634,674,000
Corporates [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		5,052,000	80,407,000	91,007,000
Corporates [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		134,158,000	57,227,000	31,663,000
Corporates [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		50,652,000	182,061,000	143,233,000
Corporates [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		152,537,000	89,474,000	77,907,000
Corporates [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		385,731,000	468,238,000	251,814,000
Corporates [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		51,558,000	39,256,000	33,024,000
Corporates [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Corporates [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Corporates [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Corporates [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Corporates [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		53,347,000	46,954,000	36,336,000
Corporates [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(50,338,000)	(39,227,000)	(30,310,000)
Corporates [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		833,035,000	963,617,000	664,984,000
Royalties income [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		1,381,000	15,928,000	18,638,000
Royalties income [Member] | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties income [Member] | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties income [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties income [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties income [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties income [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties income [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties income [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties income [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		1,381,000	15,928,000	18,638,000
Royalties income [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties income [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties income [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0	0
Royalties income [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		$ 1,381,000	$ 15,928,000	$ 18,638,000